Payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Trade payables	8,216	21,953	30,748
Accrued invoices	7,250	25,269	13,049
Other	9	(1)	26
Trade payables and other current liabilities	15,475	47,221	43,824

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Employee-related payables	1,348	3,694	2,742
Social security and other	840	2,251	1,783
Other tax and related payments	112	127	184
Tax and employee-related payables	2,300	6,073	4,709